Commitments and Contingencies (Schedule of Supplemental Balance Sheet Information Related to Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
ROU assets - opening balance	$ 4,969	$ 3,014
ROU assets - additions	2,079	2,546
ROU assets - disposals	(961)	(591)
ROU assets - accumulated depreciation	2,386	2,037
ROU assets, net	3,701	2,932
Other long term liabilities	2,404	1,914
ROU assets - Ending balance	6,087	4,969
Other Current Liabilities [Member]
Lessee, Lease, Description [Line Items]
Other current liabilities	1,297	1,018
Other Noncurrent Liabilities [Member]
Lessee, Lease, Description [Line Items]
Other long term liabilities	2,404	1,914
Other Liabilities [Member]
Lessee, Lease, Description [Line Items]
Total lease liabilities	$ 3,701	$ 2,932